SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF

EVERGREEN BALANCED FUNDS
EVERGREEN DOMESTIC EQUITY FUNDS I
EVERGREEN DOMESTIC EQUITY FUNDS II
EVERGREEN ENVISION FUNDS
EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS
EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
EVERGREEN MONEY MARKET FUNDS
EVERGREEN SECTOR FUNDS
EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
EVERGREEN STATE MUNICIPAL BOND FUNDS
EVERGREEN VARIABLE ANNUITY TRUST

Effective immediately, the table in the subsection entitled "Trustee Ownership of Evergreen Fund Shares" under "Management of the Trust" in the above-referenced Statements of Additional Information is revised to include the following information for Patricia Norris as of September 19, 2006:

Trustee

	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Investments in Evergreen Fund Complex
Patricia B. Norris	Evergreen Disciplined Small-Mid Value Fund	$10,001 - $50,000	Over $100,000
	Evergreen Disciplined Value Fund	$10,001 - $50,000
	Evergreen Emerging Markets Growth Fund	$10,001 - $50,000
	Evergreen Global Opportunities Fund	$10,001 - $50,000
	Evergreen Growth Fund	$10,001 - $50,000
	Evergreen Health Care Fund	$10,001 - $50,000
	Evergreen International Equity Fund	$10,001 - $50,000
	Evergreen Precious Metals Fund	$10,001 - $50,000
	Evergreen Utility and Telecommunications Fund	$10,001 - $50,000

September 28, 2006	577675 (9/06)